Income taxes (Narrative) (Details) R$ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate		54.26%	54.26%	54.26%	17.92%	17.92%	37.21%
Amount of tax payments and expenses increase (decrease)			$ 2,323,700
GV do Brasil Industria e Comercio of Aco LTDA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses			985,000		$ 1,025,000
Companhia Siderurgica do Espirito Santo S.A. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses			94,000
USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses			$ 9,268,569
Brazil, Brazil Real [Member] | GV do Brasil Industria e Comercio of Aco LTDA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses | R$				R$ 210,345		R$ 202,008
Brazil, Brazil Real [Member] | Companhia Siderurgica do Espirito Santo S.A. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses | R$				R$ 20,042
Mexican companies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate		30.00%	30.00%	30.00%	30.00%	30.00%
Description of decree issued by finance ministry		As of November 18, 2015, the Finance Ministry (SHCP) issued a decree in which a fiscal incentive is given to those who pay income tax (ISR) under terms of the Titles II or IV, Chapter II, Section I of the Law of ISR. Taxpayers who had business income of up to 100 million pesos,	As of November 18, 2015, the Finance Ministry (SHCP) issued a decree in which a fiscal incentive is given to those who pay income tax (ISR) under terms of the Titles II or IV, Chapter II, Section I of the Law of ISR. Taxpayers who had business income of up to 100 million pesos,	As of November 18, 2015, the Finance Ministry (SHCP) issued a decree in which a fiscal incentive is given to those who pay income tax (ISR) under terms of the Titles II or IV, Chapter II, Section I of the Law of ISR. Taxpayers who had business income of up to 100 million pesos,
Percentage of investment of new fixed assets		69.00%	69.00%	69.00%			85.00%	82.00%
Amount of tax payments and expenses increase (decrease)			$ 2,323,700
Mexican companies [Member] | Income Tax Estimated Recovery [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax payments and expenses increase (decrease)	$ 554,400
Republic [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		$ 249,700
Expiration period		expire between 2033 and 2038	expire between 2033 and 2038	expire between 2033 and 2038
State and local [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		$ 323,600
Expiration period		expire between 2020 and 2039	expire between 2020 and 2039	expire between 2020 and 2039
Canada [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		$ 5,500
Expiration period		expire between 2032 and 2039	expire between 2032 and 2039	expire between 2032 and 2039